PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 78.8%
	BOND FUNDS - 78.8%
43,029	iShares Short Treasury Bond ETF	$4,777,080
78,116	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	7,157,769
46,197	Vanguard Short-Term Treasury ETF	2,879,920
	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,797,446)	14,814,769

	TOTAL INVESTMENTS - 78.8% (Cost - $14,797,446)	$14,814,769
	OTHER ASSETS LESS LIABILITIES - NET - 21.2%	3,981,551
	NET ASSETS - 100.0%	$18,796,320

ETF - Exchange Traded Fund

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Fair Value
	COMMON STOCK - 17.9%
	BEVERAGES- 2.1%
1,761	Coca-Cola Co.	$77,924
3,224	Keurig Dr Pepper, Inc.	78,246
637	PepsiCo., Inc.	76,504
		232,674
	COSMETICS - 0.6%
694	Procter & Gamble Co.	76,340

	ELECTRIC - 2.7%
1,588	Alliant Energy Corp.	76,685
949	Duke Energy Corp.	76,755
1,299	NorthWestern Corp.	77,719
1,358	Southern Co.	73,522
		304,681
	ENVIRONMENTAL CONTROL - 1.4%
1,029	Republic Services, Inc.	77,237
830	Waste Management, Inc.	76,825
		154,062
	FOOD - 3.5%
1,708	Hormel Foods Corp.	79,661
1,302	Kellogg Co.	78,107
557	McCormick & Co., Inc.	78,654
1,560	Mondelez International, Inc.	78,125
1,703	Sysco Corp.	77,708
		392,255
	HOUSEHOLD PRODUCT/WARES - 1.4%
449	Clorox Co.	77,789
599	Kimberly-Clark Corp.	76,594
		154,383
	MISCELLANEOUS - 0.7%
577	3M Co.	78,766

	PHARMACEUTICALS - 2.8%
1,651	Cardinal Health, Inc.	79,149
565	Eli Lilly & Co.	78,377
600	Johnson & Johnson	78,678
2,436	Pfizer, Inc.	79,511
		315,715
	RETAIL - 1.3%
462	McDonald's Corp.	76,392
1,163	Starbucks Corp.	76,456
		152,848
	TELECOMMUNICATIONS - 1.4%
2,609	AT&T, Inc.	76,052
1,444	Verizon Communications, Inc.	77,586
		153,638

	TOTAL COMMON STOCK (Cost - $2,326,851)	2,015,362

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 58.8%
	BOND FUNDS - 45.5%
14,373	iShares iBoxx $ High Yield Corporate Bond ETF	$1,107,727
43,934	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	4,025,672
		5,133,399
	LARGE CAP GROWTH FUNDS - 12.1%
49,530	ProShares Short S&P 500	1,370,000

	SMALL CAP GROWTH FUNDS - 1.2%
2,767	ProShares Short Russell2000	133,342

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,720,823)	6,636,741

	MUTUAL FUNDS - 4.3%
32,014	Eaton Vance Floating-Rate Fund - Institutional Class	246,825
39,525	Ivy High Income Fund - Class I	233,593
	TOTAL MUTUAL FUNDS (Cost - $566,000)	480,418

	TOTAL INVESTMENTS - 81.0% (Cost - $9,613,674)	$9,132,521
	OTHER ASSETS LESS LIABILITIES - NET - 19.0%	2,148,766
	NET ASSETS - 100.0%	$11,281,287

ETF - Exchange Traded Fund

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security valuation - Securities listed on an exchnage are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determines, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absense of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist a third party consultant such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings to held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for the Funds' investments measured at fair value:

PSI Strategic Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,814,769	$-	$-	$14,814,769
Total	$14,814,769	$-	$-	$14,814,769

PSI Tactical Growth *
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,015,362	$-	$-	$2,015,362
Exchange Traded Funds	6,636,741	-	-	6,636,741
Mutual Funds	246,825	233,593	-	480,418
Total	$8,898,928	$233,593	$-	$9,132,521

The Funds did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for security classification.

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

At March 31, 2020 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
PSI Strategic Growth	$17,086,201	$18,330	$(2,289,762)	$(2,271,432)
PSI Tactical Growth	10,935,602	15,748	(1,818,829)	(1,803,081)